Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 2,230	$ 1,271
Precious metals	2,304	3,005
Brokers' client accounts	9,467	12,273
Current tax receivable	2,837	1,676
Other prepayments	652	582
Derivative collateral receivable	13,637	6,599
Accounts receivable	1,053	859
Other	1,597	1,588
Total	35,197	29,225
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 18)	$ 1,420	$ 1,372